PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 716,379,127	$ 605,576,545	$ 722,718,863	$ 710,770,968
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	56,280,594	34,194,083	27,290,581	26,048,670
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	101,286,107	94,321,726	104,196,754	100,479,196
Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	203,343,125	180,916,878	211,973,775	214,160,351
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	169,651,555	145,790,203	185,353,224	207,403,985
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	5,613,217	4,878,307	5,001,845	5,184,721
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	113,289	59,142	70,021	32,177
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	23,653,975	21,337,277	32,243,832
Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	114,153,544	90,020,253	$ 114,784,403	$ 114,606,098
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	36,546,377	30,275,255
Marketing and promotional assets (market assets)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	55,210,620	44,106,959
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	22,396,547	15,638,039
Gross asset
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,677,828,019	1,398,055,414
Gross asset | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	56,280,594	34,194,083
Gross asset | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	101,286,107	94,321,726
Gross asset | Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	306,300,748	266,921,167
Gross asset | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	613,537,377	515,395,328
Gross asset | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	29,470,242	24,323,557
Gross asset | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	61,264,172	45,558,495
Gross asset | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	56,346,552	45,808,748
Gross asset | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	322,036	203,164
Gross asset | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	69,616,828	56,726,206
Gross asset | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	383,403,363	314,602,940
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(961,448,892)	(792,478,869)
Accumulated depreciation | Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(102,957,623)	(86,004,289)
Accumulated depreciation | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(443,885,822)	(369,605,125)
Accumulated depreciation | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(23,857,025)	(19,445,250)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(38,165,051)	(27,910,603)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(37,161,952)	(29,397,964)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(208,747)	(144,022)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(45,962,853)	(35,388,929)
Accumulated depreciation | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (269,249,819)	$ (224,582,687)